BASIS OF PRESENTATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
General and administrative expense				$ 4,254	$ 5,664	$ 7,901
Loss from operations				(7,383)	(18,199)	(16,575)
Loss before provision for income taxes				(6,781)	(85,930)	(122,522)
Net loss				$ (6,778)	$ (75,382)	$ (104,666)
As Field [Member]
IfrsStatementLineItems [Line Items]
Share option reserve	$ 24,126	$ 23,985	$ 24,126
Accumulated deficit	(242,334)	(240,974)	(242,334)
General and administrative expense	881	1,534	2,415
Loss from operations	1,604	2,839	4,443
Loss before provision for income taxes	1,362	1,662	3,024
Net loss	1,362	1,664	3,026
Comprehensive loss	$ 1,362	$ 1,664	$ 3,026
Basic and Diluted*	$ (1.26)	$ (1.58)	$ (2.84)
Share option reserve	$ 24,126	$ 23,985	$ 24,126
Accumulated deficit	(242,334)	(240,974)	(242,334)
Net loss	1,362	1,664	3,026
Share-based compensation expense	141	144	285
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Share option reserve	(633)	(297)	(633)
Accumulated deficit	633	297	633
General and administrative expense	(336)	(297)	(633)
Loss from operations	(336)	(297)	(633)
Loss before provision for income taxes	(336)	(297)	(633)
Net loss	(336)	(297)	(633)
Comprehensive loss	$ (336)	$ (297)	$ (633)
Basic and Diluted*	$ 0.31	$ 0.28	$ 0.60
Share option reserve	$ (633)	$ (297)	$ (633)
Accumulated deficit	633	297	633
Net loss	(336)	(297)	(633)
Share-based compensation expense	(336)	(297)	(633)
Adjusted [Member]
IfrsStatementLineItems [Line Items]
Share option reserve	23,493	23,688	23,493
Accumulated deficit	(241,701)	(240,677)	(241,701)
General and administrative expense	545	1,237	1,782
Loss from operations	1,268	2,542	3,810
Loss before provision for income taxes	1,026	1,365	2,391
Net loss	1,026	1,367	2,393
Comprehensive loss	$ 1,026	$ 1,367	$ 2,393
Basic and Diluted*	$ (0.95)	$ (1.30)	$ (2.24)
Share option reserve	$ 23,493	$ 23,688	$ 23,493
Accumulated deficit	(241,701)	(240,677)	(241,701)
Net loss	1,026	1,367	2,393
Share-based compensation expense	$ (195)	$ (153)	$ (348)